Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Total (Note 9)	1,593	2,828
Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other than deferred investment losses	2,982	3,761
Deferred investment (gains) losses	(738)	40
Prior service cost	(88)	(11)
Deferred income tax	(613)	(1,045)
Total (Note 9)	1,543	2,745
Other Postretirement Benefit Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other than deferred investment losses	61	108
Prior service cost	5	5
Deferred income tax	(16)	(30)
Total (Note 9)	50	83